Risks and Concentration (Summary of Customers with Greater Than 10% of Accounts Receivables) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accounts receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Credit and Concentration Risks [Line Items]
Percentage of revenue by major customer	13.30%	26.00%